Segmented Information - Schedule of Non-current Assets and Revenues of Discontinued Operation by Geographical Segment (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Non-current assets
Non-current assets	$ 416,454	$ 200,122
Canada
Non-current assets
Non-current assets	791	1,074
United States
Non-current assets
Non-current assets	12,963	8,934
Argentina
Non-current assets
Non-current assets	$ 402,700	$ 190,114